Financial liabilities at fair value through profit or loss - Summary of designated as at fair value through profit or loss by type (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	€ 55,400	€ 50,883
Funds entrusted
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	46,633	44,263
Subordinated liabilities
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	95	82
Debt securities
Disclosure of fair value measurement of liabilities [line items]
Designated at fair value through profit or loss	€ 8,672	€ 6,537